Inventories (Details)	Jun. 14, 2024 USD ($) tons
Inventories [Line Items]
Sale of HB4 soybean | tons	15,000
HB4 soybean payable to BIOX	$ 6,600,000
Bioceres Crop Solutions Corp [Member]
Inventories [Line Items]
HB4 soybean payable to BIOX	$ 6,600,000